Label	Element	Value
Series S
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Series S
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return, consisting of capital appreciation and current income, while controlling risk.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not include the fees and expenses of the wrap programs or certain other programs advised or sub-advised by UBS AM or its affiliates. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund primarily invests in equity securities of US small capitalization companies. Small capitalization companies are those companies within the range of the largest and smallest company in the S&P 600 Index at the time of purchase. However, the Fund may invest a portion of its assets in securities outside this range.

Equity securities include dividend-paying securities, common stock, shares of collective trusts and investment companies, preferred stock and fixed income securities convertible into common stock, rights and warrants. The Fund may also invest in real estate securities, including real estate investment trusts ("REITs").

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index, or other market factor, and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options, futures, forward agreements and swap agreements (including, interest rate and equity swaps). All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

The portfolio management team selects for the Fund those small capitalization equity securities that appear to be undervalued based upon internal research and proprietary valuation systems. The portfolio management team's research focuses on several levels of analysis, including understanding wealth shifts that occur within the equity market and researching individual companies.

In deciding which stocks to emphasize, the portfolio management team uses fundamental analysis to identify securities that are underpriced relative to their fundamental values. In deciding whether to buy a company for the Fund, the portfolio management team quantifies its expectations of a company's ability to generate profit and to grow business into the future; calculates an expected rate of return from the investment in order to estimate intrinsic value; and compares the estimated intrinsic value to observed market price and ranks the company against other stocks accordingly. The portfolio management team looks for companies with strong management teams, significant competitive strengths in growing markets and strong financial positions.

The Fund employs a "manager of managers" structure. Under the manager of managers structure, UBS AM, the Fund's manager and primary provider of investment advisory services, has the ultimate responsibility, subject to oversight by the board of trustees of the Trust (the "Board"), to oversee the Fund's sub-advisor(s) and recommend their hiring, termination and replacement. Manulife Asset Management (US) LLC ("Manulife") currently serves as the Fund's sole sub-advisor.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed for the Fund may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/return bar chart and table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The bar chart does not reflect the maximum annual wrap program or other similar fee; if it did, the total returns shown would be lower. Indices reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2012 is the Fund's first full calendar year of operation) Series S Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 – March 31, 2018: (2.79)% Best quarter during calendar years shown—1Q 2012: 15.97% Worst quarter during calendar years shown—3Q 2015: (11.87)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 – March 31, 2018:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2017)
Series S | S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Series S | Series S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses (Underlying Fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.13%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	42
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	73
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 167
Annual Return 2012	rr_AnnualReturn2012	21.95%
Annual Return 2013	rr_AnnualReturn2013	35.07%
Annual Return 2014	rr_AnnualReturn2014	(0.35%)
Annual Return 2015	rr_AnnualReturn2015	1.41%
Annual Return 2016	rr_AnnualReturn2016	28.24%
Annual Return 2017	rr_AnnualReturn2017	17.81%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Series S | Series S | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Series S | Series S | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%

[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	Since the "Acquired fund fees and expenses (Underlying Fund expenses)" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial Highlights.